Condensed Consolidated Statement of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series A-1 Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at May. 03, 2020
Balance (in Shares) at May. 03, 2020
Issuance of common stock, net of issuance costs of $37,000			$ 2,293	6,006,826		6,009,119
Issuance of common stock, net of issuance costs of $37,000 (in Shares)			2,293,154
Issuance of Series A Preferred Stock, net of issuance costs of $96,000	$ 3,903,730					3,903,730
Issuance of Series A Preferred Stock, net of issuance costs of $96,000 (in Shares)	628,930
Subscription receivables	$ (3,499,997)			(499,998)		(3,999,995)
Stock-based compensation expense				29,232		29,232
Net loss					(2,530,462)	(2,530,462)
Balance at Dec. 31, 2020	$ 403,733		$ 2,293	5,536,060	(2,530,462)	3,411,624
Balance (in Shares) at Dec. 31, 2020	628,930		2,293,154
Issuance of common stock			$ 16	99,982		99,998
Issuance of common stock (in Shares)			15,723
Issuance of Series A-1 Preferred Stock, net of issuance costs		$ 3,904,872				3,904,872
Issuance of Series A-1 Preferred Stock, net of issuance costs (in Shares)		684,450
Issuance of Warrants in connection with the issuance of the Series A-1 Preferred Stock		$ (326,675)		326,675
Payment for Series A Preferred Stock subscribed	3,499,997					3,499,997
Payment for common stock subscribed				499,998		499,998
Stock-based compensation expense				102,325		102,325
Net loss					(2,612,353)	(2,612,353)
Balance at Mar. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,565,040	(5,142,815)	8,906,461
Balance (in Shares) at Mar. 31, 2021	628,930	684,450	2,308,877
Balance at Dec. 31, 2020	$ 403,733		$ 2,293	5,536,060	(2,530,462)	3,411,624
Balance (in Shares) at Dec. 31, 2020	628,930		2,293,154
Issuance of common stock			$ 16	99,982		99,998
Issuance of common stock (in Shares)			15,723
Issuance of Series A-1 Preferred Stock, net of issuance costs		$ 3,904,872				3,904,872
Issuance of Series A-1 Preferred Stock, net of issuance costs (in Shares)		684,450
Issuance of Warrants in connection with the issuance of the Series A-1 Preferred Stock		$ (32,667)		326,675
Payment for Series A Preferred Stock subscribed	3,499,997					3,499,997
Payment for common stock subscribed				499,998		499,998
Stock-based compensation expense				470,878		470,878
Net loss					(11,986,837)	(11,986,837)
Balance at Dec. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,933,593	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2021	628,930	684,450	2,308,877
Conversion of Series A Preferred Stock to common stock	$ (3,903,730)					(3,903,730)
Conversion of Series A Preferred Stock to common stock (in Shares)	(628,930)
Conversion of Series A-1 Preferred Stock to common stock		$ (3,578,197)				(3,578,197)
Conversion of Series A-1 Preferred Stock to common stock (in Shares)		(684,450)
Issuance of common stock in connection with the Business Combination, net of issuance costs			$ 10,635	14,335,619		14,346,254
Issuance of common stock in connection with the Business Combination, net of issuance costs (in Shares)			10,635,336
Equity Issuance for fees in connection with the Business Combination			$ 300			300
Equity Issuance for fees in connection with the Business Combination (in Shares)			300,000
Proceeds from the PIPE Investment, net issuance costs			$ 1,293	7,260,926		7,262,219
Proceeds from the PIPE Investment, net issuance costs (in Shares)			1,293,126
Issuance of Common Warrants in connection with the PIPE Investment - $3,634,262
Issuance of Placement Agent Warrants in connection with PIPE Investment - $508,797
Rollover Warrant exercise			$ 2	5,072		5,074
Rollover Warrant exercise (in Shares)			1,891
Repurchase for the Forward Share Purchase Agreement exercise			$ (750)	(7,651,575)		(7,652,325)
Repurchase for the Forward Share Purchase Agreement exercise (in Shares)			(750,000)
Pre-Funded Warrants exercise			$ 1,294	(1,281)		13
Pre-Funded Warrants exercise (in Shares)			1,293,541
Stock-based compensation expense				137,892		137,892
Net loss					(6,616,541)	(6,616,541)
Balance at Mar. 31, 2022			$ 15,083	$ 21,020,246	$ (21,133,840)	$ (98,511)
Balance (in Shares) at Mar. 31, 2022			15,082,771